RECLASSIFICATION OF PRIOR YEAR PRESENTATION	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Disclosure of Reclassification Amount [Text Block]
7. RECLASSIFICATION OF PRIOR YEAR PRESENTATION

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operation.